Director’s Payments (Details) - Schedule of Director’s Payments	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Schedule of Director's Emoluments [Abstract]
Director’s fee	€ 194,042	$ 0	€ 106,693	€ 46,892
Other emoluments			12,006	11,272
Total Director’s payment	€ 194,042		€ 118,699	€ 58,164